BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Revenues	[1]	$ 5,303	$ 5,730	$ 3,298
Cost of revenues		0	0	0
Operating expenses, net - primarily lease, subcontractors and communications	[2]	11,804	8,085	7,707
Purchase of property and equipment		$ 32	$ 9	$ 194

[1]	Distribution of the Company's products by a related party on a non-exclusive basis.
[2]	The Company leases office space and purchases other miscellaneous products and services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.